UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 06373

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                  Date of fiscal year end:  June 30, 2007

                  Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

The Registrant, Sit Mutual Funds, Inc., is comprised of:

     Sit International Growth Fund (Series A)
     Sit Balanced Fund (Series B)
     Sit Developing Markets Growth Fund (Series C)
     Sit Small Cap Growth Fund (Series D)
     Sit Science and Technology Growth Fund (Series E)
     Sit Dividend Growth Fund (Series G)

THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
    QUANTITY     NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (97.1%) (2)
   AFRICA/ MIDDLE EAST (0.7%)
    ISRAEL (0.7%)
          7,600  Amdocs, Ltd., A.D.R. (Tech. Services) (3)              282,644
                                                              -----------------
   ASIA (34.2%)
    AUSTRALIA (9.3%)
         17,444  Australia and New Zealand Banking
                   Group (Finance)                                      458,480
         47,051  BHP Billiton, Ltd. (Non-Energy Minerals)             1,854,959
          4,400  Rio Tinto, p.l.c., A.D.R. (Non-Energy
                   Minerals)                                          1,510,960
                                                              -----------------
                                                                      3,824,399
                                                              -----------------
    HONG KONG / CHINA (5.9%)
          6,900  China Mobile, Ltd., A.D.R. (Communications)            566,076
         65,800  Hongkong Land Holdings, Ltd. (Finance)                 297,416
          2,528  HSBC Holdings, p.l.c. (Finance)                         46,586
         18,600  HSBC Holdings, p.l.c. (Finance)                        340,461
        334,000  Petrochina (Energy Minerals)                           633,721
         31,600  Sun Hung Kai Properties, Ltd. (Finance)                532,860
                                                              -----------------
                                                                      2,417,120
                                                              -----------------
    INDIA * (0.8%)
          6,500  ICICI Bank Ltd. (Finance)                              342,680
                                                              -----------------
    JAPAN (17.6%)
          7,700  AFLAC, Inc., A.D.R. (Finance)                          439,208
         20,500  Asahi Breweries (Consumer Non-Durables)                311,916
         10,500  Canon, Inc. (Electronic Tech.)                         572,404
             65  East Japan Railway (Transportation)                    512,020
          5,900  FANUC LTD. (Producer Mfg.)                             600,696
         11,200  Honda Motor Co., Ltd. (Producer Mfg.)                  375,881
         14,200  Ito En, Ltd. (Consumer Non Durables)                   345,694
          4,260  Ito En, Ltd. (Pfd.) (Consumer Non Durables)             84,633
         11,000  Kao Corp. (Consumer Non-Durables)                      328,044
             46  KDDI Corp. (Communications)                            340,755
         13,000  Kirin Holdings Company, Ltd.
                   (Consumer Non-Durables)                              171,804
          7,000  Millea Holdings, Inc. (Finance)                        281,181
             28  Mitsubishi  UFJ Financial Group, Inc.
                   (Finance)                                            245,705
         16,000  Mitsui O.S.K. Lines, Ltd. (Transportation)             258,888
         52,000  Nippon Oil Corp. (Energy Minerals)                     482,407
         57,000  SHIMIZU Corp. (Producer Mfg.)                          309,742
          3,600  Sony Corp. (Consumer Durables)                         173,016
             42  Sumitomo Mitsui Financial Group, Inc.
                   (Finance)                                            326,827
          7,500  Takeda Pharmaceutical Co. (Health Tech.)               526,888
          5,200  Yamada Denki Co. (Retail Trade)                        514,055
                                                              -----------------
                                                                      7,201,764
                                                              -----------------
    SOUTH KOREA (0.6%)
            750  Samsung Electronics Co., G.D.R.
                   (Electronic Tech.)                                   235,617
                                                              -----------------

   EUROPE (55.5%)
    AUSTRIA (0.4%)
          1,235  Raiffeisen Intl. Bank Holding A.G. (Finance)           180,026
                                                              -----------------

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
    QUANTITY     NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
    CZECH REPUBLIC (1.5%)
          6,700  Central European Media Enterprises, Ltd.
                   (Consumer Svcs.) (3)                                 614,457
                                                              -----------------
    DENMARK (2.9%)
          2,450  Genmab A/S (Health Technology) (3)                     151,917
         13,000  Vestas Wind Systems A/S
                   (Process Industries) (3)                           1,024,354
                                                              -----------------
                                                                      1,176,271
                                                              -----------------
    FINLAND (1.4%)
         15,050  Nokia Corp., A.D.R. (Electronic Tech.)                 570,846
                                                              -----------------
    FRANCE (10.4%)
         12,136  AXA (Finance)                                          541,595
          2,510  BNP Paribas (Finance)                                  273,931
          5,700  Business Objects, A.D.R. (Tech. Svcs.) (3)             255,759
          4,784  Danone (Consumer Non-Durables)                         375,557
         10,600  Schlumberger, Ltd. (Industrial Svcs.)                1,113,000
          6,884  Total, S.A. (Energy Minerals)                          558,231
         13,085  Veolia Environment (Utilities)                       1,123,810
                                                              -----------------
                                                                      4,241,883
                                                              -----------------
    GERMANY (8.1%)
          1,850  Allianz SE (Finance)                                   431,086
          1,500  Deutsche Bank AG (Finance)                             192,585
          5,250  Fresenius AG (Health Tech.)                            407,436
          2,487  Muenchener Rueckver (Finance)                          475,358
          1,485  Puma AG (Consumer Durables)                            636,441
         10,892  SAP AG (Tech. Services)                                635,867
          3,896  Siemens AG (Producer Mfg.)                             534,234
                                                              -----------------
                                                                      3,313,007
                                                              -----------------
    IRELAND (1.0%)
         21,920  Anglo Irish Bank Corp. (Finance) (3)                   405,256
                                                              -----------------
    ITALY (2.2%)
         25,350  Azimut Holdings SpA (Finance) (3)                      389,357
         21,450  Banco Popolare di Milano Scarl (Finance)               316,033
         17,950  Enel S.P.A. (Utilities) (3)                            202,689
                                                              -----------------
                                                                        908,079
                                                              -----------------
    NETHERLANDS (1.8%)
          1,000  Core Laboratories N.V. (Industrial Svcs.) (3)          127,390
          6,496  ING Groep N.V. (Finance)                               287,588
          7,180  Philips Electronics N.V. (Consumer Durables)           323,180
                                                              -----------------
                                                                        738,158
                                                              -----------------
    NORWAY (1.5%)
         11,100  Telenor ASA (Communications) (3)                       221,089
          6,400  Telenor, A.D.R. (Communications)                       383,360
                                                              -----------------
                                                                        604,449
                                                              -----------------
    SPAIN (2.0%)
          7,600  Banco Bilbao Vizcaya, S.A. (Finance)                   176,928
         22,675  Telefonica, S.A. (Communications)                      633,014
                                                              -----------------
                                                                        809,942
                                                              -----------------
    SWEDEN (1.3%)
         13,500  Ericsson, A.D.R. (Electronic Tech.)                    537,300
                                                              -----------------
    SWITZERLAND (10.8%)
         16,700  ABB, Ltd., A.D.R. (Producer Manufacturing)             438,041
          3,325  Credit Suisse Group (Finance)                          220,016
          5,755  Kuehne & Nagel Intl. A.G. (Transportation)             564,563
          1,563  Nestle, S.A. (Consumer Non-Durables)                   699,751
         12,586  Novartis, A.G. (Health Tech.)                          692,219

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
    QUANTITY     NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
          2,146  Panalpina Welttransport Holding
                   (Transportation) (3)                                 356,381
          3,767  Roche Holdings, A.G. (Health Tech.)                    680,717
          3,620  Synthes, Inc. (Health Tech.) (3)                       403,772
          7,300  UBS, A.G. (Finance)                                    391,183
                                                              -----------------
                                                                      4,446,643
                                                              -----------------
    UNITED KINGDOM (10.2%)
         43,910  BAE Systems p.l.c. (Producer Manufacturing)            441,489
          5,100  BP p.l.c., A.D.R. (Energy Minerals)                    353,685
         35,800  Burberry Group, p.l.c. (Retail Trade)                  479,200
          7,100  GlaxoSmithkline, A.D.R. (Health Tech.)                 377,720
         12,300  Pearson plc (Consumer Services)                        190,158
          9,835  Reckitt Benckiser, p.l.c. (Consumer
                   Non-Durables)                                        575,477
         28,281  Royal Bank of Scotland (Finance)                       302,498
         68,390  Tesco, p.l.c. (Retail Trade)                           612,031
        184,359  Vodafone Group, p.l.c. (Communications)                662,946
         15,354  WPP Group p.l.c. (Consumer Svcs.)                      207,085
                                                              -----------------
                                                                      4,202,289
                                                              -----------------
   LATIN AMERICA (4.1%)
    ARGENTINA (1.3%)
          9,850  Tenaris S.A., A.D.R. (Industrial Services)             518,307
                                                              -----------------
    MEXICO (2.8%)
          9,900  NII Holdings, Inc. (Communications) (3)                813,285
         88,260  Wal-Mart de Mexico (Retail Trade)                      323,671
                                                              -----------------
                                                                      1,136,956
                                                              -----------------
   NORTH AMERICA (2.6%)
    CANADA (1.5%)
          8,800  Agrium, Inc. (Process Industries)                      478,544
          1,200  Research In Motion, Ltd. (Electronic
                   Tech.) (3)                                           118,260
                                                              -----------------
                                                                        596,804
                                                              -----------------
    UNITED STATES (1.1%)
         10,200  News Corp., Ltd., A.D.R. (Consumer Svcs.)              224,298
          5,529  VeriFone Holdings, Inc. (Commercial
                   Svcs.) (3)                                           245,101
                                                              -----------------
                                                                        469,399
                                                              -----------------

Total common stocks
    (cost: $23,826,043)                                              39,774,296
                                                              -----------------

CLOSED-END MUTUAL FUND (1.3%) (2)
          9,500  India Fund* (Consumer Svcs.)                           515,850
    (cost: $232,799)                                          -----------------

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
    QUANTITY     NAME OF ISSUER                                MARKET VALUE (1)
--------------------------------------------------------------------------------
SHORT TERM SECURITIES (0.9%) (2)
        358,000  Sit Money Market Fund, 4.70% (4)                       358,000
    (cost: $358,000)                                          -----------------

Total investments in securities
    (cost:  $23,416,842)                                      $      40,648,146
                                                              -----------------

Other Assets and Liabilities, Net [+0.8%]                               329,962

                                                              -----------------
Total Net Assets                                              $      40,978,108
                                                              =================


                                                              -----------------
Aggregate Cost                                                       23,416,842
                                                              -----------------

Gross Unrealized Appreciation                                        16,406,517
Gross Unrealized Depreciation                                          (175,214)
                                                              -----------------
Net Unrealized Appreciation(Depreciation)                            16,231,304
                                                              =================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
QUANTITY/PAR            Name of Issuer                          MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (63.4%) (2)

  COMMERCIAL SERVICES (0.5%)
                 1,300  The McGraw-Hill Companies, Inc.                  66,183
                                                               ----------------
  COMMUNICATIONS (3.2%)
                 2,100  AT&T, Inc.                                       88,851
                 3,400  Crown Castle Intl. Corp. (3)                    138,142
                 1,100  NII Holdings, Inc. (3)                           90,365
                 3,000  Vodafone Group, A.D.R.                          108,900
                                                               ----------------
                                                                        426,258
                                                               ----------------
  CONSUMER NON-DURABLES (3.2%)
                 1,300  Colgate-Palmolive Co.                            92,716
                 2,600  PepsiCo, Inc.                                   190,476
                 2,000  The Procter & Gamble Co.                        140,680
                                                               ----------------
                                                                        423,872
                                                               ----------------
  CONSUMER SERVICES (2.9%)
                 4,800  Comcast Corp. (3)                               116,064
                   800  Harrah's Entertainment, Inc.                     69,544
                 1,100  International Game Technology                    47,410
                 2,000  Marriott International, Inc.                     86,940
                 3,000  News Corp.                                       65,970
                                                               ----------------
                                                                        385,928
                                                               ----------------
  ELECTRONIC TECHNOLOGY (8.0%)
                 2,000  Analog Devices, Inc.                             72,320
                   600  Apple Computer, Inc. (3)                         92,124
                 7,400  Cisco Systems, Inc. (3)                         245,014
                 5,500  EMC Corp. (3)                                   114,400
                 2,000  Hewlett-Packard Co.                              99,580
                 3,800  Intel Corp.                                      98,268
                 5,100  Nokia Corp., A.D.R.                             193,443
                 2,100  Qualcomm, Inc.                                   88,746
                 1,500  Texas Instruments, Inc.                          54,885
                                                               ----------------
                                                                      1,058,780
                                                               ----------------
  ENERGY MINERALS (6.0%)
                 1,300  Murphy Oil Corp.                                 90,857
                 3,000  Occidental Petroleum Corp.                      192,240
                 2,700  Southwestern Energy Co. (3)                     112,995
                   800  Suncor Energy, Inc.                              75,848
                 1,500  Ultra Petroleum Corp. (3)                        93,060
                 1,200  Valero Energy Corp.                              80,616
                 2,333  XTO Energy, Inc.                                144,273
                                                               ----------------
                                                                        789,889
                                                               ----------------
  FINANCE (7.9%)
                 1,500  American Express Co.                             89,055
                 1,921  American International Group, Inc.              129,956
                   500  Bank of New York Mellon Financial Corp.          22,070
                    75  Chicago Mercantile Exchange Holdings Inc.        44,051
                 2,166  Citigroup, Inc.                                 101,087
                 1,100  Franklin Resources, Inc.                        140,250
                   600  Goldman Sachs Group, Inc.                       130,044
                 2,000  JPMorgan Chase & Co.                             91,640
                 1,000  Lincoln National Corp.                           65,970
                 1,000  Prudential Financial, Inc.                       97,580
                 3,800  Wells Fargo & Co.                               135,356
                                                               ----------------
                                                                      1,047,059
                                                               ----------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
QUANTITY/PAR            Name of Issuer                          MARKET VALUE (1)
--------------------------------------------------------------------------------
  HEALTH SERVICES (1.6%)
                   600  Medco Health Solutions, Inc. (3)                 54,234
                 1,700  UnitedHealth Group, Inc.                         82,331
                 1,000  WellPoint, Inc. (3)                              78,920
                                                               ----------------
                                                                        215,485
                                                               ----------------
  HEALTH TECHNOLOGY (6.3%)
                 2,300  Abbott Laboratories                             123,326
                 2,400  Celgene Corp. (3)                               171,144
                 2,300  Genentech, Inc. (3)                             179,446
                 1,000  Genzyme Corp. (3)                                61,960
                 2,400  Gilead Sciences, Inc. (3)                        98,088
                 1,000  Johnson & Johnson                                65,700
                 1,700  Thermo Fisher Scientific, Inc.                   98,124
                   500  Zimmer Holdings, Inc. (3)                        40,495
                                                               ----------------
                                                                        838,283
                                                               ----------------
  INDUSTRIAL SERVICES (3.0%)
                 1,400  McDermott International, Inc.                    75,712
                 2,200  Noble Corp.                                     107,910
                 2,100  Schlumberger, Ltd.                              220,500
                                                               ----------------
                                                                        404,122
                                                               ----------------
  NON-ENERGY MINERALS (0.5%)
                   650  Allegheny Technologies, Inc.                     71,467
                                                               ----------------
  PROCESS INDUSTRIES (2.5%)
                 1,150  Air Products and Chemicals, Inc.                112,424
                 2,500  Monsanto Co.                                    214,350
                                                               ----------------
                                                                        326,774
                                                               ----------------
  PRODUCER MANUFACTURING (7.4%)
                 2,900  ABB, Ltd.                                        76,067
                   700  Caterpillar, Inc.                                54,901
                   700  Deere & Co.                                     103,894
                 1,800  Emerson Electric Co.                             95,796
                 1,100  General Dynamics Corp.                           92,917
                 6,200  General Electric Co.                            256,680
                 1,100  ITT Industries, Inc.                             74,723
                 1,000  The Boeing Co.                                  104,990
                 1,600  United Technologies Corp.                       128,768
                                                               ----------------
                                                                        988,736
                                                               ----------------
  RETAIL TRADE (3.2%)
                 3,700  CVS/Caremark Corp.                              146,631
                 1,200  J.C. Penney Co., Inc.                            76,044
                 1,200  Lowe's Companies, Inc.                           33,624
                 2,700  Target Corp.                                    171,639
                                                               ----------------
                                                                        427,938
                                                               ----------------
  TECHNOLOGY SERVICES (5.0%)
                 2,000  Adobe Systems, Inc. (3)                          87,320
                 1,600  Automatic Data Processing, Inc.                  73,488
                   300  Google, Inc. (3)                                170,181
                 7,000  Microsoft Corp.                                 206,220
                 2,500  Oracle Corporation                               54,125
                 1,200  SAP AG                                           70,404
                                                               ----------------
                                                                        661,738
                                                               ----------------
  TRANSPORTATION (1.1%)
                 1,200  Burlington Northern Sante Fe Corp.               97,404
                 2,100  UTI Worldwide, Inc.                              48,258
                                                               ----------------
                                                                        145,662
                                                               ----------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
QUANTITY/PAR            Name of Issuer                          MARKET VALUE (1)
--------------------------------------------------------------------------------
  UTILITIES (1.1%)
                 2,700  Equitable Resources, Inc.                       140,049
                                                               ----------------

Total common stocks                                                   8,418,223
(cost: $5,768,678)                                             ----------------

BONDS (29.3%) (2)

  ASSET-BACKED SECURITIES (6.4%)
                        Countrywide Home Loans:
               100,000   2006-S6 A3, 5.66%, 3/25/34                      98,104
                25,000   2006-S6 A4, 5.80%, 3/25/34                      24,211
                75,000   2006-S9 A6, 5.59%, 8/25/36                      72,702
                17,378   2006-S10 A1, 5.24%, 10/25/36                    17,207
                        GMAC Mortgage Corporation Loan Trust:
                90,000   2007-HE2 A4, 6.42%, 12/25/37                    89,951
                75,000   2007-HE2 A5, 6.55%, 12/25/37                    75,436
                        Green Tree Financial Corp.:
                   529   1995-5 A6, 7.25%, 9/15/26                          530
                31,963   1997-1 A6, 7.29%, 3/15/28                       32,916
                33,531   1997-6 A10, 6.87%, 1/15/29                      34,597
                36,380  Indymac Mfg. Housing,
                         1998-2 A2, 6.17%, 12/25/11                      35,107
                        Origen Mfg. Housing:
                37,730   2001-A A5, 7.08%, 3/15/32                       39,078
                22,610   2002-A A3, 6.17%, 5/15/32                       22,825
                        Residential Funding:
                40,000   2003-HI2 A6, 4.76%, 7/25/28                     38,033
                75,000   2006-HSA1 A4, 5.49%, 2/25/36                    68,271
                50,000   2007-HI1 A3, 5.72%, 3/25/37                     48,661
                75,000   2007-HSA2 A3, 5.75%, 4/25/37                    68,938
                40,000   2006-HI2 A4, 6.20%, 2/25/36                     39,522
                50,000  Structured Asset Securities Corp.
                         2005-4XS, 5.25%, 3/25/35                        47,193
                                                               ----------------
                                                                        853,282
                                                               ----------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (8.6%)
                        Bank of America Funding Corp:
                41,660   2005-5 A11, 5.50%, 9/25/35                      40,463
                50,000   2006-7 A12, 6.00%, 9/25/36                      50,056
                 7,181  Countrywide Alternative Loan Trust
                         2005-53T2 2A1, 6.00%, 11/25/35                   7,080
                        Countrywide Home Loans:
                50,347   2004-HYB3 2A, 4.06%, 6/20/34                    49,631
                50,000   2005-J3 1A2, 5.50%, 9/25/35                     47,622
               120,000   2005-24 A36, 5.50%, 11/25/35                   114,991
                        Federal Home Loan Mortgage Corporation:
                30,545   3.25%, 4/15/32                                  27,942
                24,645   4.25%, 12/15/14                                 23,646
                        Federal National Mtg. Association:
                68,741   6.50%, 10/25/17                                 71,081
                23,778   5.50%, 5/25/25                                  23,466
                50,000   5.00%, 7/25/25                                  46,619
                22,440   5.50%, 3/25/26                                  22,609
                50,000   5.00%, 12/25/31                                 47,391
                36,834   4.00%, 5/25/33                                  34,723
               100,000   5.50%, 4/25/35                                  97,539
                33,953  GSR Mortgage Loan Trust 2005-4F 5A2,
                          6.00%, 5/25/35                                 32,599
                25,000  GMAC Loan Trust 2006-A4, 6.09%, 10/25/36         23,469
                75,000  JPALT 2006-S3, 6.12%, 8/25/36                    75,655
                48,268  Master Asset Securitization Trust
                         2003-4 CA1, 8.00%, 5/25/18                      51,188
                        Residential Funding Mtg. Securities:
                46,662   2005-S6 A2, 5.25%, 8/25/35                      44,197
                99,979   2006-S3 A8, 5.50%, 03/25/36                     97,549
                35,111  Washington Mutual Mtg. Pass-Through
                         2002-S8, 5.25%, 1/25/18                         34,540
                75,000  Wells Fargo Mortgage Backed Securities
                         2002-S8, 5.25%, 1/25/18                         75,718
                                                               ----------------
                                                                      1,139,774
                                                               ----------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
QUANTITY/PAR            Name of Issuer                          MARKET VALUE (1)
--------------------------------------------------------------------------------
  CORPORATE BONDS (6.9%)
                66,499  America West Airlines, 7.93%, 1/2/19             70,156
                50,000  BAC Capital Trust, 6.63%, 5/23/36                50,881
                50,000  Bard (C.R.), Inc., 6.70%, 12/1/26                50,352
                50,000  Citigroup Capital III, 7.625%, 12/01/36          57,105
                75,000  Continental Airlines, Inc., 6.563%, 2/15/12      77,606
                50,000  CSX Corp., 9.75%, 6/15/20                        63,749
                25,000  First Union Corp, 7.57%, 8/1/26                  28,972
               150,000  First Union II Corp, 7.85%, 1/1/27              156,092
                50,000  Midamerican Energy Hldgs, 8.48%, 9/15/28         60,990
                50,000  Narragansett Electric, 7.39%, 10/1/27            51,850
                95,158  Procter & Gamble ESOP, 9.36%, 1/1/21            118,433
                65,000  Susa Partnership (GE), 7.45%, 7/1/18             75,214
                50,000  Wal-Mart Stores, 8.80%, 12/30/14                 56,913
                                                               ----------------
                                                                        918,313
                                                               ----------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (0.7%)
                32,833  8.38%, 5/17/20                                   34,973
                17,606  8.50%, 7/1/18                                    18,682
                33,618  8.50%, 10/1/30                                   35,796
                                                               ----------------
                                                                         89,451
                                                               ----------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (2.5%)
                81,660  7.15%, 10/1/30                                   85,029
                18,247  7.50%, 6/1/32                                    19,222
                18,321  8.00%, 12/1/27                                   19,342
                56,478  8.00%, 2/1/31                                    59,526
                46,923  8.00%, 1/1/37                                    49,398
                35,926  8.46%, 4/15/26                                   38,954
                19,547  9.50%, 5/1/27                                    21,517
                 9,239  9.75%, 1/15/13                                   10,035
                 8,819  10.25%, 6/15/13                                   9,663
                14,858  11.00%, 12/1/12                                  16,023
                                                               ----------------
                                                                        328,709
                                                               ----------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.6%)
                52,932  7.00%, 12/15/24                                  55,849
                 3,256  9.00%, 6/15/11                                    3,475
                 1,943  9.00%, 6/15/09                                    2,003
                 6,886  9.00%, 11/15/16                                   7,383
                 1,015  9.50%, 5/20/16                                    1,095
                 1,510  9.50%, 9/20/18                                    1,642
                   824  11.25%, 10/15/11                                    911
                                                               ----------------
                                                                         72,358
                                                               ----------------

  TAXABLE MUNICIPAL SECURITIES (0.8%)
               100,000  Academica Charter School, 8.00%, 8/15/24         99,437
                 8,000  Bernalillo Multifamily, Series 1998A,
                          7.50%, 9/20/20                                  8,498
                                                               ----------------
                                                                        107,935
                                                               ----------------

  U.S. GOVERNMENT SECURITIES (2.8%)
                        U.S. Treasury Strips, Zero Coupon:
               150,000   4.14% effective yield, 2/15/12                 125,181
               225,000   5.02% effective yield, 5/15/30                  74,765
               100,000  U.S. Treasury Bond, 4.50%, 11/30/11             101,273
                        U.S. Treasury Notes:
                50,000    4.50%, 11/15/10                                50,684
                25,000    4.50%, 5/15/17                                 24,859
                                                               ----------------
                                                                        376,762
                                                               ----------------

  Total bonds                                                         3,886,584
   (cost: $3,910,171)                                          ----------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
QUANTITY/PAR            Name of Issuer                          MARKET VALUE (1)
--------------------------------------------------------------------------------
CLOSED-END MUTUAL FUNDS (2.7%) (2)
                 5,009  American Select Portfolio                        60,960
                 5,503  American Strategic, Inc. Portfolio               63,064
                13,470  American Strategic, Inc. Portfolio II           151,403
                 7,109  American Strategic, Inc. Portfolio III           79,692
                                                               ----------------
  Total closed-end mutual funds                                         355,119
   (cost: $354,433)                                            ----------------

SHORT-TERM SECURITIES (3.3%) (2)
               442,000  Sit Money Market Fund, 4.70% (4)                442,000
   (cost: $442,000)                                            ----------------

Total investments in securities                                $     13,101,926
   (cost: $10,475,282)                                         ----------------

Other Assets and Liabilities, Net [+0.02%]                              172,558

                                                               ----------------
Total Net Assets                                               $     13,274,484
                                                               ================


                                                               ----------------
Aggregate Cost                                                       10,475,282
                                                               ----------------

Gross Unrealized Appreciation                                         2,729,719
Gross Unrealized Depreciation                                          (103,076)
                                                               ----------------
Net Unrealized Appreciation(Depreciation)                             2,626,643
                                                               ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                                 MARKET VALUE (1)
--------------------------------------------------------------------------------

COMMON STOCKS (92.2%) (2)
    AFRICA/ MIDDLE EAST (5.0%)
      ISRAEL (3.0%)
          9,000  Amdocs, Ltd. (Technology Svcs.) (3)                    334,710
          7,100  NICE Systems Ltd., A.D.R. (Electronic Tech)(3)         254,464
          2,600  Teva Pharmaceutical, A.D.R. (Health Tech.)             115,622
                                                               ----------------
                                                                        704,796
                                                               ----------------
      SOUTH AFRICA (2.0%)
          8,400  Bidvest Group, Ltd. (Consumer Services)                165,010
          6,900  Naspers, Ltd. (Consumer Services)                      191,110
          3,000  Sasol (Energy Minerals)                                128,970
                                                               ----------------
                                                                        485,090
                                                               ----------------
    ASIA (60.7%)
      AUSTRALIA (6.0%)
          7,910  BHP Billiton, Ltd., A.D.R. (Non-Energy
                   Minerals)                                            621,726
          4,700  Rio Tinto (Non-Energy Minerals)                        450,115
          1,000  Rio Tinto, A.D.R, (Non-Energy Minerals)                343,400
                                                               ----------------
                                                                      1,415,241
                                                               ----------------
      CHINA / HONG KONG (24.7%)
        186,000  Ajisen China Holdings, Ltd.
                   (Consumer Services) (3)                              207,580
         14,500  China 3C Group, A.D.R.  (Retail Trade) (3)              56,115
        240,000  China Communications Construction. Co.
                   (Transportation) (3)                                 570,910
          4,533  China Life Insurance Co., A.D.R. (Utilities)           390,835
          7,200  China Mobile, Ltd. (Communications)                    590,688
        238,000  China Oilfield Services, Ltd. (Industrial Svcs.)       548,384
        660,000  China Water Affairs Group (Utilities) (3)              406,943
          4,000  Focus Media Holding, Ltd., A.D.R.
                   (Commercial Services) (3)                            232,080
          2,500  Home Inns & Hotels Mgmt., Inc., A.D.R.
                   (Consumer Services) (3)                               87,000
          6,000  Hong Kong Exchanges & Clearing (Finance)               183,507
         45,000  Hongkong Land Holdings, Ltd. (Finance)                 203,400
        135,000  Huabao International Holdings, Ltd.
                   (Consumer Non-Durables)                              121,643
         28,000  Li & Fung, Ltd. (Consumer Durables)                    118,940
          4,100  New Oriental Education & Technology
                   Group, A.D.R.  (Consumer Svcs.) (3)                  272,896
        180,000  PetroChina Co. (Energy Minerals)                       353,473
        120,808  Ports Design, Ltd. (Retail Trade)                      419,092
        300,000  Shanghai Jin Jiang International Hotels Co.
                   (Consumer Services) (3)                              147,516
          6,000  Sun Hung Kai Properties, Ltd. (Finance)                101,176
          2,600  Suntech Power Holdings Co., Ltd.,  A.D.R.
                   (Electronic Technology) (3)                          103,740
        158,000  Travelsky Technology, Ltd. (Consumer Svcs.)            169,417
         96,000  Tsingtao Brewery Co., Ltd. (Consumer Non-
                   Durables)                                            349,713
         48,000  Wumart Stores, Inc. (Retail Trade)                      48,194
         86,000  Xinao Gas Holdings, Ltd. (Utlities)                    175,572
                                                               ----------------
                                                                      5,858,814
                                                               ----------------
      INDIA * (4.6%)
          6,400  ICICI Bank, A.D.R. (Finance)                           337,408
          4,600  Infosys Technologies, Ltd., A.D.R. (Tech-
                   nology Svcs.)                                        222,594
          4,700  Reliance Industries, Ltd., G.D.R.
                   (Energy Minerals)                                    542,108
                                                               ----------------
                                                                      1,102,110
                                                               ----------------
      INDONESIA (1.3%)
         71,500  PT Astra International (Producer Mfg.)                 150,506
          3,400  PT Telekomunikasi, A.D.R. (Communications)             165,988
                                                               ----------------
                                                                        316,494
                                                               ----------------

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                                 MARKET VALUE (1)
--------------------------------------------------------------------------------
      PHILLIPINES (1.8%)
        991,000  Manila Water Co. (Utilities)                           307,969
        107,000  Union Bank of Philippines (Finance)                    130,633
                                                               ----------------
                                                                        438,602
                                                               ----------------
      RUSSIA (3.9%)
          7,575  Gazprom, A.D.R. (Energy Minerals)                      334,058
          2,700  LUKOIL, A.D.R. (Energy Minerals)                       224,910
         14,000  Vimpel Communications, A.D.R.
                   (Communications) (3)                                 378,560
                                                               ----------------
                                                                        937,528
                                                               ----------------
      SINGAPORE (1.3%)
         51,600  KS Energy Services, Ltd. (Energy Minerals)             138,346
         85,650  Starhub, Ltd. (Communications)                         178,864
                                                               ----------------
                                                                        317,210
                                                               ----------------
      SOUTH KOREA (10.5%)
            550  Cheil Communications, Inc.
                   (Commercial Svcs.)                                   162,869
          9,007  Industrial Bank of Korea (Finance)                     194,382
          5,200  Korea Electric Power Corp. (Utilities)                 120,380
          2,200  Kookmin Bank (Finance)                                 183,183
          1,900  Kookmin Bank, A.D.R. (Finance)                         155,781
          1,800  POSCO, A.D.R. (Non-Energy Minerals)                    321,786
          1,080  Samsung Electronics (Electronic Tech.)                 678,577
          5,600  Shinhan Financial Group (Finance)                      365,929
            310  Shinsegae Co., Ltd. (Retail Trade)                     215,779
          3,100  SK Telecom Co., A.D.R. (Communications)                 92,070
                                                               ----------------
                                                                      2,490,736
                                                               ----------------
      TAIWAN (6.2%)
         79,777  Cathay Financial Holding Co., Ltd.
                   (Finance)                                            188,717
         31,525  Hon Hai Precision Industry Co., Ltd. G.D.R.
                   (Electronic Tech.)                                   468,149
         12,960  Hon Hai Precision Industry Co., Ltd.
                   (Electronic Tech.)                                    97,691
         14,018  MediaTek, Inc. (Electronic Tech.)                      252,560
        111,362  Taiwan Semiconductor Co. (Electronic Tech.)            217,025
         24,634  Taiwan Semiconductor Manufacturing
                   Co., Ltd., A.D.R. (Electronic Tech.)                 249,301
                                                               ----------------
                                                                      1,473,443
                                                               ----------------
      THAILAND (0.3%)
         22,500  Bangkok Bank Public Co., Ltd. (Finance)                 75,492
                                                               ----------------
    EUROPE (5.0%)
      AUSTRIA (0.4%)
            575  Raiffeisen Intl. Bank Hldg. AG (Finance)                83,818
                                                               ----------------
      CZECH REPUBLIC (3.1%)
          3,500  Central European Media Enterprises, Ltd.
                   (Consumer Services) (3)                              320,985
          6,700  CEZ (Utilities)                                        411,135
                                                               ----------------
                                                                        732,120
                                                               ----------------
      UNITED KINGDOM (1.5%)
          5,232  Anglo American p.l.c. (Non-Energy Minerals)            350,591
            575  Mondi, Ltd. (Non-Energy Minerals)                        5,717
          1,437  Mondi plc (Non-Energy Minerals) (3)                     13,614
                                                               ----------------
                                                                        369,922
                                                               ----------------
================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
       QUANTITY  NAME OF ISSUER                                 MARKET VALUE (1)
--------------------------------------------------------------------------------
    LATIN AMERICA (20.7%)
      ARGENTINA (1.0%)
          4,650  Tenaris S.A., A.D.R. (Industrial Svcs.)                244,683
                                                               ----------------
      BRAZIL (9.9%)
          4,800  AES Tiete S.A. (Utilities)                             166,435
          9,916  Banco Bradesco S.A. (Finance)                          289,342
          2,100  Companhia Brasileira de Distribuicao Grupo
                   Pao de Acucar, A.D.R. (Retail Trade)                  63,672
          2,100  Companhia de Bebidas das Americas
                   (Consumer Non-Durables)                              153,573
         24,600  Companhia Vale do Rio Doce, A.D.R.
                   (Non-Energy Minerals)                                834,678
          3,883  Embraer de Aeronautica, A.D.R.
                   (Producer Mfg.)                                      170,541
         17,340  Petrobras (Energy Minerals)                            559,309
          1,500  Petrobras, A.D.R. (Energy Minerals)                    113,250
                                                               ----------------
                                                                      2,350,800
                                                               ----------------
      MEXICO (8.3%)
         10,800  America Movil, A.D.R. (Communications)                 691,200
          3,000  Cemex S.A. de C.V., A.D.R.
                   (Non-Energy Minerals)                                 89,760
          6,400  Grupo Televisa S.A., A.D.R. (Consumer Svcs.)           154,688
          4,200  Homex, A.D.R. (Consumer Durables) (3)                  233,100
          5,400  NII Holdings, Inc. (Communications) (3)                443,610
          2,800  Telefonos de Mexico, A.D.R.
                   (Communications)                                      92,036
         72,540  Wal-Mart de Mexico (Retail Trade)                      266,022
                                                               ----------------
                                                                      1,970,416
                                                               ----------------
      PERU (1.5%)
          2,800  Southern Copper Corp.
                   (Non-Energy Minerals)                                346,724
                                                               ----------------
    NORTH AMERICA (0.8%)
      UNITED STATES (0.8%)
          4,661  VeriFone Holdings, Inc.
                   (Commercial Services) (3)                            206,622
                                                               ----------------

Total common stocks                                                  21,920,661
      (cost:  $9,562,600)                                      ----------------

CLOSED-END MUTUAL FUND (1.1%) (2)
          4,900  India Fund* (Consumer Services)                        266,070
      (cost:  $115,283)                                        ----------------

SHORT-TERM SECURITIES (6.7%) (2)
      1,595,000  Sit Money Market Fund, 4.70% (4)                     1,595,000
      (cost:  $1,595,000)                                      ----------------

Total investments in securities
      (cost:  $11,272,883)                                     $     23,781,731
                                                               ----------------

Other Assets and Liabilities, Net [-0.1%]                               (17,410)

                                                               ----------------
Total Net Assets                                               $     23,764,321
                                                               ================


                                                               ----------------
Aggregate Cost                                                       11,272,883
                                                               ----------------

Gross Unrealized Appreciation                                        12,557,595
Gross Unrealized Depreciation                                           (48,747)
                                                               ----------------
Net Unrealized Appreciation(Depreciation)                            12,508,848
                                                               ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
         QUANTITY  Name of Issuer                               MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (94.2%) (2)
    COMMERCIAL SERVICES (2.0%)
           21,500  Aegean Marine Petroleum Network, Inc.                779,590
           15,100  FactSet Research Systems, Inc.                     1,035,105
           15,900  Getty Images, Inc. (3)                               442,656
                                                               ----------------
                                                                      2,257,351
                                                               ----------------
    COMMUNICATIONS (4.4%)
           53,500  Centennial Communications Corp. (3)                  541,420
           14,900  NII Holdings, Inc. (3)                             1,224,035
           62,650  SBA Communications Corp. (3)                       2,210,292
           46,700  Time Warner Telecom, Inc. (3)                      1,025,999
                                                               ----------------
                                                                      5,001,746
                                                               ----------------
    CONSUMER DURABLES (1.4%)
           31,600  Scientific Games Corp. (3)                         1,188,160
           15,100  THQ, Inc. (3)                                        377,198
                                                               ----------------
                                                                      1,565,358
                                                               ----------------
    CONSUMER NON-DURABLES (2.7%)
           31,100  Coach, Inc. (3)                                    1,470,097
           28,300  Hansen Natural Corp. (3)                           1,604,044
                                                               ----------------
                                                                      3,074,141
                                                               ----------------
    CONSUMER SERVICES (1.1%)
           20,700  Life Time Fitness, Inc. (3)                        1,269,738
                                                               ----------------

    ELECTRONIC TECHNOLOGY (11.4%)
          109,900  Arris Group, Inc. (3)                              1,357,265
           44,600  CommScope, Inc. (3)                                2,240,704
           30,050  Fairchild Semiconductor International, Inc. (3)      561,334
           29,160  Intersil Corp.                                       974,819
           46,500  Microsemi Corp. (3)                                1,296,420
           24,200  MICROS Systems, Inc. (3)                           1,574,694
           29,400  Radyne Corp. (3)                                     309,876
           14,300  Silicon Laboratories, Inc. (3)                       597,168
           13,150  Silicon Motion Technology Corp. (3)                  296,007
          112,850  Sonus Networks, Inc. (3)                             688,385
           30,300  Trimble Navigation, Ltd. (3)                       1,188,063
           25,200  Varian Semiconductor Equip. Assoc., Inc. (3)       1,348,704
           14,700  ViaSat, Inc. (3)                                     453,201
                                                               ----------------
                                                                     12,886,640
                                                               ----------------
    ENERGY MINERALS (6.5%)
           42,050  Arena Resources, Inc. (3)                          2,754,275
           57,900  Frontier Oil Corp.                                 2,410,956
           51,000  Southwestern Energy Co. (3)                        2,134,350
                                                               ----------------
                                                                      7,299,581
                                                               ----------------
    FINANCE (4.7%)
           19,775  Affiliated Managers Group, Inc. (3)                2,521,510
           39,400  Aspen Insurance Holdings, Ltd.                     1,099,654
           21,500  Boston Private Financial Holdings, Inc.              598,560
            5,800  Cowen Group, Inc. (3)                                 80,156
           19,100  National Financial Partners Corp.                  1,011,918
                                                               ----------------
                                                                      5,311,798
                                                               ----------------
    HEALTH SERVICES (6.1%)
           28,200  Allscripts Healthcare Solutions, Inc. (3)            762,246
           18,200  Covance, Inc. (3)                                  1,417,780
           11,300  Healthways, Inc. (3)                                 609,861
           30,500  Psychiatric Solutions, Inc. (3)                    1,198,040
           24,900  Radiation Therapy Services, Inc. (3)                 518,418
           21,800  Stericycle, Inc. (3)                               1,246,088
           28,200  VCA Antech, Inc. (3)                               1,177,350
                                                               ----------------
                                                                      6,929,783
                                                               ----------------

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
         QUANTITY  Name of Issuer                               MARKET VALUE (1)
--------------------------------------------------------------------------------
    HEALTH TECHNOLOGY (16.2%)
           48,752  Accuray, Inc. (3)                                    851,210
           39,900  Amylin Pharmaceuticals, Inc. (3)                   1,995,000
           29,800  Celgene Corp. (3)                                  2,125,038
           57,010  CryoLife, Inc. (3)                                   538,744
           38,900  CV Therapeutics, Inc. (3)                            349,322
           36,000  ev3, Inc. (3)                                        591,120
            9,200  Gen-Probe, Inc. (3)                                  612,536
            5,300  Hologic, Inc. (3)                                    323,300
            7,700  Intuitive Surgical, Inc. (3)                       1,771,000
           36,200  Kyphon, Inc. (3)                                   2,534,000
           28,300  Lifecell Corp. (3)                                 1,063,231
           63,400  NuVasive, Inc. (3)                                 2,277,962
           16,900  Palomar Medical Technologies, Inc. (3)               481,481
           40,700  PerkinElmer, Inc.                                  1,188,847
           24,196  SurModics, Inc. (3)                                1,185,846
           23,800  Thoratec Corp. (3)                                   492,422
                                                               ----------------
                                                                     18,381,059
                                                               ----------------
    INDUSTRIAL SERVICES (10.2%)
           20,700  Chicago Bridge & Iron Co.                            891,342
           13,400  Core Laboratories N.V. (3)                         1,707,026
           51,800  Flotek Industries, Inc. (3)                        2,286,970
           16,000  Granite Construction, Inc.                           848,320
           23,500  Lufkin Industries, Inc.                            1,292,970
           30,900  McDermott International, Inc. (3)                  1,671,072
           34,100  Sterling Constructioin Company, Inc. (3)             787,028
           36,300  URS Corp. (3)                                      2,049,135
                                                               ----------------
                                                                     11,533,863
                                                               ----------------
    NON-ENERGY MINERALS (2.2%)
            5,100  Haynes International, Inc. (3)                       435,387
           25,200  RTI International Metals, Inc. (3)                 1,997,352
                                                               ----------------
                                                                      2,432,739
                                                               ----------------
    PROCESS INDUSTRIES (1.9%)
           58,900  Landec Corp. (3)                                     910,594
           37,800  UAP Holding Corp.                                  1,185,408
                                                               ----------------
                                                                      2,096,002
                                                               ----------------
    PRODUCER MANUFACTURING (8.9%)
           33,925  AMETEK, Inc.                                       1,466,238
           20,800  Ampco-Pittsburgh Corp.                               819,104
           20,700  Anixter International, Inc. (3)                    1,706,715
           33,300  IDEX Corp.                                         1,211,787
           29,850  Kaydon Corp.                                       1,551,901
           13,793  Rofin-Sinar Technologies, Inc. (3)                   968,407
           21,200  Roper Industries, Inc.                             1,388,600
           18,300  Teledyne Technologies, Inc. (3)                      977,037
                                                               ----------------
                                                                     10,089,789
                                                               ----------------
    RETAIL TRADE (3.8%)
           23,800  DSW, Inc. (3)                                        599,046
           31,700  GameStop Corp. (3)                                 1,786,295
           32,800  Jos. A. Bank Clothiers, Inc. (3)                   1,096,176
           16,800  The Men's Wearhouse, Inc.                            848,736
                                                               ----------------
                                                                      4,330,253
                                                               ----------------
    TECHNOLOGY SERVICES (8.9%)
           55,500  ANSYS, Inc. (3)                                    1,896,435
           19,400  Business Objects S.A., A.D.R. (3)                    870,478
           47,700  Citrix Systems, Inc. (3)                           1,923,264
           73,250  Informatica Corp. (3)                              1,150,025
           33,800  j2 Global Communications, Inc. (3)                 1,106,274
           38,800  Quest Software, Inc. (3)                             665,808
           10,300  SAVVIS, Inc. (3)                                     399,434
           15,600  Syntel, Inc.                                         648,648
           30,200  The Ultimate Software Group, Inc. (3)              1,053,980
           18,200  ValueClick, Inc. (3)                                 408,772
                                                               ----------------
                                                                     10,123,118
                                                               ----------------

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
         QUANTITY  Name of Issuer                               MARKET VALUE (1)
--------------------------------------------------------------------------------
    TRANSPORTATION (0.7%)
           36,200  UTI Worldwide, Inc.                                  831,876
                                                               ----------------
    UTILITIES (1.1%)
           23,700  Equitable Resources, Inc.                          1,229,319
                                                               ----------------

Total common stocks
      (cost: $71,712,672)                                           106,644,154
                                                               ----------------

SHORT-TERM SECURITIES (5.6%) (2)
        6,320,000  Sit Money Market Fund, 4.70% (4)                   6,320,000
      (cost:  $6,320,000)                                      ----------------

Total investments in securities
      (cost: $78,032,672)                                      $    112,964,154
                                                               ----------------

Other Assets and Liabilities, Net [+0.2%]                               278,998

                                                               ----------------
Total Net Assets                                               $    113,243,152
                                                               ================


                                                               ----------------
Aggregate Cost                                                       78,032,672
                                                               ----------------

Gross Unrealized Appreciation                                        38,039,209
Gross Unrealized Depreciation                                        (3,107,727)
                                                               ----------------
Net Unrealized Appreciation(Depreciation)                            34,931,482
                                                               ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

================================================================================
SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007  (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
      QUANTITY  NAME OF ISSUER                                  MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (91.4%) (2)

   CONSUMER DURABLES (1.6%)
         3,800  Electronic Arts, Inc (3)                                212,762
                                                               ----------------
   ELECTRONIC TECHNOLOGY (35.0%)
         4,500  Agilent Technologies, Inc. (3)                          165,960
         7,200  Analog Devices, Inc.                                    260,352
         3,100  Apple Computer, Inc. (3)                                475,974
        13,400  Broadcom Corp. (3)                                      488,296
         5,000  Ciena Corp. (3)                                         190,400
        22,000  Cisco Systems, Inc. (3)                                 728,420
        11,000  EMC Corp. (3)                                           228,800
         6,000  Hewlett-Packard Co.                                     298,740
         8,000  Intel Corp.                                             206,880
         5,200  LM Ericsson, A.D.R.                                     206,960
         2,500  Lam Research Corp. (3)                                  133,150
         4,000  MEMC Electronic Materials, Inc. (3)                     235,440
         5,400  Microsemi Corp. (3)                                     150,552
         5,300  Network Appliance, Inc. (3)                             142,623
         6,700  Nokia Corp.                                             254,131
         3,000  Research In Motion, Ltd. (3)                            295,650
         9,000  Silicon Motion Technology Corp. (3)                     202,590
                                                               ----------------
                                                                      4,664,918
                                                               ----------------
   HEALTH TECHNOLOGY (30.5%)
           900  Alcon, Inc.                                             129,528
         2,100  Allergan, Inc.                                          135,387
         6,500  Amylin Pharmaceuticals, Inc. (3)                        325,000
         6,800  Celgene Corp. (3)                                       484,908
         4,000  Genentech, Inc. (3)                                     312,080
         6,000  Gilead Sciences, Inc. (3)                               245,220
         1,400  Intuitive Surgical, Inc. (3)                            322,000
         4,300  Kyphon, Inc. (3)                                        301,000
         3,300  Millipore Corp. (3)                                     250,140
        11,000  Northstar Neuroscience, Inc. (3)                        122,760
         8,600  NuVasive, Inc. (3)                                      308,998
        10,000  Sirtris Pharmaceuticals, Inc. (3)                       170,800
         4,000  Surmodics, Inc. (3)                                     196,040
         3,100  St. Jude Medical, Inc. (3)                              136,617
         5,400  Thermo Fisher Scientific, Inc. (3)                      311,688
         6,000  Thoratec Corp. (3)                                      124,140
         4,800  Vertex Pharmaceuticals, Inc. (3)                        184,368
                                                               ----------------
                                                                      4,060,674
                                                               ----------------

   TECHNOLOGY SERVICES (24.3%)
         5,600  Adobe Systems, Inc. (3)                                 244,496
         6,000  Akamai Technologies, Inc. (3)                           172,380
         7,800  ANSYS, Inc. (3)                                         266,526
         4,500  Autodesk, Inc.                                          224,865
         1,200  Baidu.com, Inc. (3)                                     347,580
         7,000  Citrix Systems, Inc. (3)                                282,240
         3,900  Cognizant Tech. Solutions Corp. (3)                     311,103
           950  Google, Inc. (3)                                        538,907
         5,000  J2 Global Communications, Inc. (3)                      163,650
         8,500  Microsoft Corp.                                         250,410
        10,000  Oracle Corp. (3)                                        216,500
         9,500  ValueClick, Inc. (3)                                    213,370
                                                               ----------------
                                                                      3,232,027
                                                               ----------------

Total common stocks                                                  12,170,381
   (cost:  $8,677,906)                                         ----------------

================================================================================
SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007  (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
      QUANTITY  NAME OF ISSUER                                  MARKET VALUE (1)
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (5.7%) (2)
       757,000  Sit Money Market Fund, 4.70% (4)                        757,000
   (cost:  $757,000)                                           ----------------

Total investments in securities
   (cost:  $9,434,906)                                         $     12,927,381
                                                               ----------------

Other Assets and Liabilities, Net [+2.9%]                               389,030

                                                               ----------------
Total Net Assets                                               $     13,316,411
                                                               ================


                                                               ----------------
Aggregate Cost                                                        9,434,906
                                                               ----------------

Gross Unrealized Appreciation                                         3,892,459
Gross Unrealized Depreciation                                          (399,984)
                                                               ----------------
Net Unrealized Appreciation(Depreciation)                             3,492,475
                                                               ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
      QUANTITY  NAME OF ISSUER                                  MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (94.4%) (2)

   COMMERCIAL SERVICES (1.5%)
         6,500  McGraw-Hill Companies, Inc.                             330,915
         6,700  Pitney Bowes, Inc.                                      304,314
                                                               ----------------
                                                                        635,229
                                                               ----------------
   COMMUNICATIONS (3.0%)
        24,400  AT&T, Inc.                                            1,032,364
         8,200  Vodafone Group plc                                      297,660
                                                               ----------------
                                                                      1,330,024
                                                               ----------------
   CONSUMER NON-DURABLES (9.2%)
         7,700  Colgate-Palmolive Co.                                   549,164
         6,500  Diageo p.l.c.                                           570,245
         8,100  General Mills, Inc.                                     469,881
         6,200  Kimberly-Clark Corp.                                    435,612
        11,300  PepsiCo, Inc.                                           827,838
        13,600  Procter & Gamble Co.                                    956,624
         2,900  VF Corp.                                                234,175
                                                               ----------------
                                                                      4,043,539
                                                               ----------------
CONSUMER SERVICES (0.7%) (2)
        20,800  Pearson plc                                             321,568
                                                               ----------------
   ELECTRONIC TECHNOLOGY (4.7%)
         8,800  Analog Devices, Inc.                                    318,208
         9,100  Hewlett-Packard Co.                                     453,089
         4,600  International Business Machines Corp.                   541,880
        11,000  Nokia Corp., A.D.R.                                     417,230
         7,700  Qualcomm, Inc.                                          325,402
                                                               ----------------
                                                                      2,055,809
                                                               ----------------
   ENERGY MINERALS (9.0%)
         9,500  Chevron Corp.                                           889,010
        17,200  Marathon Oil Corp.                                      980,744
        13,600  Occidental Petroleum Corp.                              871,488
        11,400  Total S.A.                                              923,742
         4,600  XTO Energy, Inc.                                        284,464
                                                               ----------------
                                                                      3,949,448
                                                               ----------------
   FINANCE (18.6%)
        11,400  ACE, Ltd.                                               690,498
         9,600  AllianceBernstein Holding, LP                           845,472
        15,400  Aspen Insurance Holdings, Ltd.                          429,814
        15,600  Bank of New York Mellon Corp.                           688,584
        19,300  Citigroup, Inc.                                         900,731
         2,100  Franklin Resources, Inc.                                267,750
        10,600  IPC Holdings, Ltd.                                      305,810
         9,750  J.P. Morgan Chase & Co.                                 446,745
        10,800  Lincoln National Corp.                                  712,476
        11,900  Macquarie Infrastructure Co. Trust                      459,221
         7,200  Northern Trust Corp.                                    477,144
        11,200  UBS AG                                                  596,400
        15,000  U.S. Bancorp                                            487,950
        25,500  Wells Fargo & Co.                                       908,310
                                                               ----------------
                                                                      8,216,905
                                                               ----------------
   HEALTH SERVICES (1.7%)
         7,200  McKesson Corp.                                          423,288
         8,200  Owens & Minor, Inc.                                     312,338
                                                               ----------------
                                                                        735,626
                                                               ----------------

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
      QUANTITY  NAME OF ISSUER                                  MARKET VALUE (1)
--------------------------------------------------------------------------------
   HEALTH TECHNOLOGY (10.8%)
        12,400  Abbott Laboratories                                     664,888
         9,200  Becton, Dickinson & Co.                                 754,860
         4,300  C.R. Bard, Inc.                                         379,217
         9,150  Eli Lilly and Co.                                       520,909
         6,300  GlaxoSmithKline p.l.c.                                  335,160
        12,100  Johnson & Johnson, Inc.                                 794,970
         4,500  Merck & Co., Inc.                                       232,605
        10,200  Novartis AG, A.D.R.                                     560,592
        12,300  PerkinElmer, Inc.                                       359,283
         3,400  Wyeth                                                   151,470
                                                               ----------------
                                                                      4,753,954
                                                               ----------------
   INDUSTRIAL SERVICES (3.4%)
         3,900  Diamond Offshore Drilling, Inc.                         441,831
        11,200  Halliburton Co.                                         430,080
         6,800  Lufkin Industries, Inc.                                 374,136
         5,500  Teck Cominco, Ltd.                                      262,405
                                                               ----------------
                                                                      1,508,452
                                                               ----------------
   NON-ENERGY MINERALS (1.2%)
         1,900  Carpenter Technology Corp.                              247,019
         2,400  Southern Peru Copper Corp.                              297,192
                                                               ----------------
                                                                        544,211
                                                               ----------------
   PROCESS INDUSTRIES (3.8%)
         4,400  Air Products and Chemicals, Inc.                        430,144
         8,300  Compass Minerals International, Inc.                    282,532
         6,600  E.I. Du Pont de Nemours and Co.                         327,096
         8,000  RPM International, Inc.                                 191,600
        13,700  UAP Holding Corp.                                       429,632
                                                               ----------------
                                                                      1,661,004
                                                               ----------------
   PRODUCER MANUFACTURING (13.1%)
        12,100  ABB, Ltd., A.D.R.                                       317,383
         4,500  Deere & Co.                                             667,890
        15,700  Emerson Electric Co.                                    835,554
        10,600  General Dynamics Corp.                                  895,382
        38,700  General Electric Co.                                  1,602,180
         6,000  Honeywell International Inc.                            356,820
         4,600  ITT Industries, Inc.                                    312,478
         9,800  United Technologies Corp.                               788,704
                                                               ----------------
                                                                      5,776,391
                                                               ----------------
   RETAIL TRADE (2.7%)
         4,600  Best Buy Co., Inc.                                      211,692
         9,800  Cato Corp.                                              200,312
         4,000  Costco Wholesale Corp.                                  245,480
         6,300  Nordstrom Inc.                                          295,407
         8,300  TJX Co                                                  241,281
                                                               ----------------
                                                                      1,194,172
                                                               ----------------
   TECHNOLOGY SERVICES (3.9%)
        10,800  Accenture, Ltd.                                         434,700
         7,200  Automatic Data Processing, Inc.                         330,696
        24,200  Microsoft Corp.                                         712,932
         5,822  Syntel, Inc.                                            242,079
                                                               ----------------
                                                                      1,720,407
                                                               ----------------
   TRANSPORTATION (2.5%)
         3,100  Burlington Northern Santa Fe Corp.                      251,627
         4,600  C.H. Robinson Worldwide                                 249,734
         6,600  Ship Finance International, Ltd.                        173,382
         3,300  Tsakos Energy Navigation, Ltd.                          232,353
         2,650  United Parcel Service, Inc.                             199,015
                                                               ----------------
                                                                      1,106,111
                                                               ----------------

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------
      QUANTITY  NAME OF ISSUER                                  MARKET VALUE (1)
--------------------------------------------------------------------------------
   UTILITIES (4.6%)
        14,200  Cheniere Energy Partners                                261,706
         5,700  Enel S.p.A.                                             321,309
         9,800  Equitable Resources, Inc.                               508,326
         6,600  Exelon Corp.                                            497,376
         9,600  ONEOK, Inc.                                             455,040
                                                               ----------------
                                                                      2,043,757
                                                               ----------------

Total common stocks                                                  41,596,607
   (cost:  $34,660,624)                                        ----------------

CLOSED-END MUTUAL FUNDS (1.6%) (2)
        22,050  Kayne Anderson MLP Invest. Co.                          694,575
   (cost:  $624,332)                                           ----------------

SHORT-TERM SECURITIES (3.1%) (2)
     1,345,000  Sit Money Market Fund, 4.70% (3)                      1,345,000
   (cost:  $1,345,000)                                         ----------------

Total investments in securities
   (cost:  $36,629,956)                                        $     43,636,182
                                                               ----------------

Other Assets and Liabilities, Net [+1.0%]                               449,030

                                                               ----------------
Total Net Assets                                               $     44,085,212
                                                               ================


                                                               ----------------
Aggregate Cost                                                       36,629,956
                                                               ----------------

Gross Unrealized Appreciation                                         7,212,761
Gross Unrealized Depreciation                                          (206,534)
                                                               ----------------
Net Unrealized Appreciation(Depreciation)                             7,006,227
                                                               ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 16, 2007

By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    November 16, 2007